Acquisitions - Schedule of Consideration for Acquisition, Net Assets Acquired and Goodwill (Details) - USD ($)	Jan. 10, 2025	Oct. 07, 2024	Feb. 06, 2024
Reflexivity LLC [Member]
Purchase price consideration paid:
Fair value of shares issued			$ 2,450,000
Purchase price consideration paid			2,450,000
Fair value of assets and liabilities assumed:
Cash			236,668
Amounts receivable			13,425
Prepaid expenses			15,879
Client relationships			277,000
Brand name			100,000
Technology			125,000
Deferred tax liability			(133,000)
Accounts payable			(1,024)
Customer prepayment			(261,533)
Goodwill			2,077,585
Total net assets acquired			$ 2,450,000
Stillman Digital Bermuda Ltd [Member]
Purchase price consideration paid:
Fair value of shares issued		$ 5,065,277
Purchase price consideration paid		5,065,277
Fair value of assets and liabilities assumed:
Digital assets		3,274,538
Securities		3,015,807
Other liabilities		(137,107)
Fair value of assets and liabilities assumed:
Cash		10,357,387
Amounts receivable		1,970,550
Prepaid expenses		47,972
Client relationships		30,640
Accounts payable		(13,494,510)
Total net assets acquired		$ 5,065,277
Neuronomics AG [Member]
Purchase price consideration paid:
Cash consideration	$ 816,372
Fair value of shares issued	442,722
Fair value of previously held investment	379,906
Purchase price consideration paid	1,639,000
Fair value of assets and liabilities assumed:
Trade and other payables	(69,418)
Non-controlling interest	(1,482,903)
Fair value of assets and liabilities assumed:
Cash	271,408
Prepaid expenses	12,473
Goodwill	2,907,440
Total net assets acquired	$ 1,639,000